Pension and Other Postretirement Benefits - Cost of Retirement Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Employee Investment Plan cost	$ 5,072	$ 4,816	$ 4,850